FINANCIAL INCOME (EXPENSES) (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
FINANCIAL INCOME (EXPENSES)
Interest income		R$ 536,420	R$ 571,784	R$ 312,978
Interest receivable (customers, taxes and other)		165,212	154,263	111,585
Gain on derivative transactions (Note 32)		512,698	390,146	149,089
Other income with foreign exchange and monetary variation (judicial deposits, taxes and others) (1)	[1]	52,254	0	0
Other financial income		244,357	59,194	2,545
Total		2,042,168	2,216,198	1,310,533
Loan, financing, debenture, leases charges and liabilities for the acquisition of a company (Note 21)	[1]	(2,092,184)	(1,850,286)	(924,215)
Loss on derivative transactions (Note 32)		(622,787)	(495,668)	(161,779)
Interest payable (financial institutions, trade accounts payable, taxes and other)		(560,195)	(345,424)	(194,223)
Foreign exchange variation on loans and financing (Note 21)		0	(108,310)	0
Expenses with monetary variations of provisions for contingencies (Note 20)		(784,427)	(893,963)	(887,446)
Other expenses with foreign exchange and monetary variation (suppliers, taxes and others)		(162,544)	(86,276)	(76,276)
IOF, Pis, Cofins and other financial expenses		(163,940)	(202,591)	(193,174)
Total		(4,386,077)	(3,982,518)	(2,437,113)
Financial income (expenses), net		(2,343,909)	(1,766,320)	(1,126,580)
Tax credits for PIS and COFINS		245,491	816,038	609,096
Leases charges		1,392,570	1,292,376	828,710
Foreign exchange gain	[2]	R$ 531,227	R$ 1,040,811	R$ 734,336

[1]	Includes the consolidated amounts of R$1,392,570 e R$1,292,376 and R$828,710 in the years ended December 31, 2023, 2022 and 2021, respectively, related to leases charges (Note 21.e).
[2]	For the years ended December 31, 2023, 2022 and 2021, includes tax credits, in the amounts of R$245,491, R$816,038 and R$609,096, respectively, arising from decisions on lawsuits, in favor of the Company, which recognized PIS tax credits and COFINS (note 9).